Schedule of Investments (unaudited) May 31, 2020	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 124.0%

Alabama — 0.7%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$1,745	$1,815,777
Homewood Educational Building Authority, Refunding RB, Samford University, Series A, 4.00%, 12/01/39	1,700	1,790,627

		3,606,404

Arizona — 3.3%
Arizona IDA, RB(a):
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/39	855	825,152
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/49	965	914,154
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/54	745	703,466
Odyssey Preparatory Academy Project, 4.38%, 07/01/39	1,015	904,101
County of Maricopa Arizona IDA, Refunding RB:
Legacy Traditional Schools Project, 5.00%, 07/01/39(a)	360	346,666
Banner Health Obligation Group, 5.00%, 01/01/38	3,000	3,549,810
Legacy Traditional Schools Project, 5.00%, 07/01/54(a)	820	780,246
County of Pima Arizona IDA, Refunding RB, American Leadership Academy Project, 5.00%, 06/15/52(a)	825	780,508
County of Pima IDA, RB, American Leadership Academy Project, 5.00%, 06/15/47(a)	1,480	1,405,127
Salt River Project Agricultural Improvement & Power District, RB, Salt River Project Electric System, 4.00%, 01/01/41	2,000	2,385,380
Salt River Project Agricultural Improvement & Power District, Refunding RB, Salt River Project Electric System, Series A, 5.00%, 01/01/37	2,000	2,510,500

Security	Par (000)	Value

Arizona (continued)
University of Arizona, Refunding RB, Series A, 5.00%, 06/01/40	$2,300	$2,670,392

		17,775,502

Arkansas — 0.4%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	2,395	2,081,087

California — 13.9%
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series A, 5.50%, 05/01/28	3,330	3,702,860
2nd Series A, 5.25%, 05/01/33	6,370	6,967,697
Series A, 5.00%, 05/01/38	2,925	3,471,566
San Francisco International Airport, Series B, 5.00%, 05/01/46	7,840	8,693,070
Series A, 5.00%, 05/01/44	3,430	3,702,856
City of Los Angeles California Department of Airports, ARB, Sub-Series A, AMT, 5.00%, 05/15/42	1,750	2,011,993
City of Manteca California Financing Authority, RB, Manteca Sewer (AGC), 5.75%, 12/01/36	3,285	3,297,384
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.75%, 03/01/34	4,450	4,582,031
County of Sacramento California Airport System Revenue, Refunding RB, AMT, Series C, 5.00%, 07/01/39	3,410	3,875,124
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	2,880	2,872,771
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J, 5.25%, 05/15/38	2,705	3,001,901
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/30	4,500	5,202,045
State of California Public Works Board, RB:
Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	3,240	3,686,926
Various Capital Projects, Series I, 5.50%, 11/01/33	2,000	2,308,560
State of California University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/42	3,500	4,214,000

1

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of Golden Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	$785	$783,030
University of California, Refunding RB, Series AR, 5.00%, 05/15/38	10,000	12,110,100

		74,483,914

Colorado — 2.7%
City & County of Denver Colorado Airport System Revenue, ARB, Series A, AMT:
5.50%, 11/15/28	2,700	3,049,866
5.50%, 11/15/30	1,040	1,171,248
5.50%, 11/15/31	1,250	1,406,150
City & County of Denver Colorado Airport System Revenue, Refunding ARB, AMT, Series A, 5.00%, 12/01/43	7,500	8,770,950

		14,398,214

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB, Mary Wade Home Issue, Series A-1, 5.00%, 10/01/54(a)	415	362,419

District of Columbia — 0.5%
District of Columbia Water & Sewer Authority, Refunding RB, Subordinate Lien, Series A, 5.00%, 10/01/39	2,100	2,511,621

Florida — 6.8%
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT:
5.50%, 10/01/29	5,360	5,956,300
5.25%, 10/01/30	3,255	3,586,099
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	7,100	7,379,101
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	235	240,208
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	95	97,085
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	3,145	3,537,810
Series B, AMT, 6.25%, 10/01/38	1,405	1,595,349
Series B, AMT, 6.00%, 10/01/42	1,885	2,124,150
County of Miami-Dade Florida Aviation Revenue, Refunding RB, AMT, Series A, 4.00%, 10/01/44	8,000	8,544,560

Security	Par (000)	Value

Florida (continued)
Esplanade Lake Club Community Development District, Special Assessment Bonds, Capital Improvement:
Series A-1, 4.00%, 11/01/40	$1,080	$999,875
Series A-1, 4.13%, 11/01/50	385	353,461
Series A-2, 4.00%, 11/01/40	500	462,905
Series A-2, 4.13%, 11/01/50	500	459,040
Florida Development Finance Corp., RB, Waste Pro USA, Inc. Project, AMT(a):
5.00%, 05/01/29	825	832,524
5.00%, 08/01/29(b)	325	326,820

		36,495,287

Hawaii — 2.0%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	5,985	6,541,066
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	1,350	1,482,327
5.25%, 08/01/26	2,500	2,735,125

		10,758,518

Idaho — 2.0%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, 4.00%, 12/01/43	10,000	10,932,500

Illinois — 13.6%
Chicago Board of Education, GO, Refunding, Series A:
CAB, 0.00%, 12/01/25(c)	395	327,439
5.00%, 12/01/28	365	372,063
5.00%, 12/01/29	440	447,656
5.00%, 12/01/30	1,485	1,497,934
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT:
5.50%, 01/01/30	6,500	6,976,190
5.50%, 01/01/32	6,275	6,722,345
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	8,020	8,508,979
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/39	1,185	1,209,814
3rd Lien, Series C, 6.50%, 01/01/21(d)	16,800	17,412,360
Senior Lien, Series D, 5.25%, 01/01/42	2,630	3,015,058

2

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois O’Hare International Airport, Refunding RB, Senior Lien, Series B, 5.00%, 01/01/35	$4,300	$4,877,060
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	10,960	11,582,967
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 08/15/41	4,000	4,205,720
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,000	5,667,000

		72,822,585

Indiana — 0.7%
Bloomington Redevelopment District, Tax Allocation Bonds, Series B, 5.00%, 02/01/40	2,205	2,658,370
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	1,240	1,289,054

		3,947,424

Kentucky — 2.1%
City of Kentucky Public Energy Authority, RB, Gas Supply, Series C-1, 4.00%, 12/01/49(b)	10,180	11,114,728

Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-2, 6.50%, 11/01/35	635	644,995

Massachusetts — 8.2%
Collegiate Charter School of Lowell, RB, 5.00%, 06/15/49	2,430	2,122,678
Commonwealth of Massachusetts, GO, Series G, 4.00%, 09/01/42	22,535	25,453,733
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/41	4,710	5,367,799
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 01/01/27	1,000	1,123,480
Massachusetts Housing Finance Agency, Refunding RB, Series G, 3.45%, 12/01/30	3,100	3,378,132

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority, RB, Sub Series B, 4.00%, 02/15/42	$6,200	$6,737,168

		44,182,990

Michigan — 3.2%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 07/01/36	10	10,038
Michigan Finance Authority, RB, Multi Model- McLaren Health Care, 4.00%, 02/15/44	10,000	10,813,600
Michigan Finance Authority, Refunding RB, Henry Ford Health System:
4.00%, 11/15/46	5,470	5,679,884
5.00%, 11/15/41	525	592,846

		17,096,368

Mississippi — 2.6%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM):
6.88%, 12/01/40	6,405	7,132,672
Special Obligation, 6.75%, 12/01/31	3,775	4,152,387
Special Obligation, 6.75%, 12/01/33	2,350	2,574,072

		13,859,131

New Jersey — 10.9%
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT:
5.38%, 01/01/43	7,000	7,547,820
Private Activity Bond (AGM), 5.00%, 01/01/31	2,425	2,690,392
New Jersey EDA, Refunding RB, Series B, 5.50%, 06/15/30	4,080	4,448,955
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT, 5.75%, 12/01/28	1,705	1,807,522
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	10,000	10,390,200
Transportation System, Series AA, 5.50%, 06/15/39	8,175	8,380,356
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 4.25%, 12/15/38	5,745	5,527,609
New Jersey Turnpike Authority, Refunding RB, Series A, 5.00%, 01/01/34	1,685	1,963,884

3

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	$15,000	$15,657,750

		58,414,488

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/39	310	283,253

New York — 13.7%
City of New York, GO, Sub-Series F-1, 5.00%, 04/01/40	4,850	5,850,652
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured Subordinate Bonds, Series C, 4.00%, 05/01/45	3,500	4,024,860
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, 5.75%, 02/15/47	8,820	9,090,862
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 4.00%, 02/15/44	10,000	10,941,500
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/39	4,490	4,663,763
Series C, 5.00%, 11/15/38	4,450	4,555,332
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Subordinate, Series C, 4.00%, 05/01/43	5,000	5,407,650
New York Convention Center Development Corp., RB, Cabs- Sub Lien Hotel Unit, Series B (BAM), 0.00%, 11/15/40(c)	7,000	3,419,150
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	1,730	1,700,607
Port Authority of New York & New Jersey, RB, Consolidated Bonds:
Series 212th AMT, 4.00%, 09/01/39	750	818,700
Series 217th, 5.00%, 11/01/44	4,000	4,850,920
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	10,000	10,234,900
State of New York Dormitory Authority, RB, Group C, Sales Tax, Series A, 5.00%, 03/15/41	2,450	2,894,087

Security	Par (000)	Value

New York (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/38	$4,400	$5,266,360

		73,719,343

Ohio — 4.4%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Senior, Class 2, Series B-2, 5.00%, 06/01/55	8,530	8,600,543
State of Ohio, RB, Cleveland Clinic Health System Obligated Group, 4.00%, 01/01/41	6,000	6,677,580
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 4.00%, 01/01/28(d)	25	31,281
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/31	5,145	5,718,410
5.25%, 02/15/32	2,250	2,499,323

		23,527,137

Pennsylvania — 5.8%
Pennsylvania Turnpike Commission, RB:
Series A, 5.25%, 12/01/44	5,000	6,278,150
Sub-Series A, 5.50%, 12/01/46	18,570	21,790,966
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	3,000	3,364,290

		31,433,406

Puerto Rico — 4.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(c)	8,018	2,043,628
Series A-1, 4.75%, 07/01/53	592	571,588
Series A-1, 5.00%, 07/01/58	5,829	5,814,894
Series A-2, 4.33%, 07/01/40	11,443	10,952,095
Series A-2, 4.78%, 07/01/58	488	470,432
Series B-1, 4.75%, 07/01/53	749	723,706
Series B-2, 4.78%, 07/01/58	726	693,163

		21,269,506

South Carolina — 5.8%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	6,735	7,713,730
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.25%, 07/01/25	4,490	4,983,226
5.50%, 07/01/38	3,000	3,298,950
6.00%, 07/01/38	5,270	5,873,310
5.50%, 07/01/41	4,170	4,572,822

4

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/37	$4,480	$4,817,434

		31,259,472

Texas — 12.6%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	4,190	4,649,182
City of Houston Texas Airport System Revenue, Refunding RB, Special Facilities, Continental Airlines, Inc., Series A, AMT, 6.63%, 07/15/38	700	708,491
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/28	2,000	2,140,540
Series B, 5.00%, 11/01/29	1,490	1,594,553
Series H, 5.00%, 11/01/37	4,575	4,741,118
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	3,735	4,225,443
North Texas Tollway Authority, Refunding RB, 1st Tier (AGM), 6.00%, 01/01/21(d)	5,555	5,743,148
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/23(d)	7,170	8,172,653
State of Texas, GO:
Transportation Commission Highway Improvement, 5.00%, 04/01/43	15,550	18,647,094
Water Financial Assistance, Series D, 5.00%, 05/15/40	4,000	4,710,720
Texas City Industrial Development Corp., RB, NRG Energy, Inc. Project, 4.13%, 12/01/45	445	446,019
Texas Water Development Board, RB:
State Water Implementation Fund, Series B, 4.00%, 10/15/43	5,000	5,857,400
State Water Implementation Revenue, 5.25%, 10/15/46	4,780	5,870,079

		67,506,440

Utah — 2.9%
County of Utah, RB, IHC Health Services, Inc., Series B, 5.00%, 05/15/46	8,590	10,028,052
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A, 5.00%, 06/15/49(a)	320	303,162

Security	Par (000)	Value

Utah (continued)
Utah State University, RB, Series B (AGM), 4.00%, 12/01/45	$4,390	$5,068,562

		15,399,776

Washington — 0.7%
State of Washington, GO, Series C, 5.00%, 02/01/41	2,500	3,116,200
Washington State Housing Finance Commission, RB, Transforming Age Project, Series A, 5.00%, 01/01/55(a)	875	735,954

		3,852,154

Wisconsin — 0.2%
Public Finance Authority, RB, American Preparatory Academy - Las Vegas Project, Series A(a):
5.00%, 07/15/39	165	144,915
5.00%, 07/15/49	630	537,176
5.00%, 07/15/54	300	253,404
Public Finance Authority, Refunding RB, Penick Village Obligation Group, 5.00%, 09/01/49(a)	520	434,106

		1,369,601

Total Municipal Bonds — 124.0% (Cost — $639,409,994)		665,108,263

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 37.4%

Alabama — 8.5%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Senior Credit Group:
Series B, 5.00%, 11/15/46	27,798	32,042,079

5

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Alabama (continued)
Series C, 5.00%, 11/15/46	$11,920	$13,739,707

		45,781,786

Massachusetts — 4.7%
Commonwealth of Massachusetts, GOL, Consolidated Loan, Series E, 5.25%, 09/01/43	20,000	25,489,800

Michigan — 2.0%
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, Series A, 4.00%, 12/01/40	10,100	10,963,247

Nevada — 2.1%
County of Clark Nevada, GOL, Las Vagas Convention and Visitor, 4.00%, 07/01/47	10,000	11,171,200

New Jersey — 0.6%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	2,961	2,979,424

New York — 17.5%
City of New York Transitional Finance Authority, RB, Series, S-1, 5.00%, 07/15/43	11,825	14,495,557
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 4.00%, 11/01/41	20,000	22,841,200
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 4.00%, 02/15/44	30,165	33,005,023

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$13,950	$14,702,189
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(f)	8,200	8,631,710

		93,675,679

Pennsylvania — 2.0%
Geisinger Authority Pennsylvania, Refunding RB, Geisinger Health System, Series A, 4.00%, 06/01/41	10,000	10,606,100

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.4% (Cost — $192,268,724)		200,667,236

Total Long-Term Investments — 161.4% (Cost — $831,678,718)		865,775,499

	Shares

Short-Term Securities — 3.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.04%(g)(h)	18,494,007	18,499,555

Total Short-Term Securities — 3.5% (Cost — $18,498,353)		18,499,555

Total Investments — 164.9% (Cost — $850,177,071)		884,275,054

Other Assets Less Liabilities — 3.3%		18,130,347

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.1)%		(91,819,027)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (51.1)%		(274,242,800)

Net Assets Applicable to Common Shares — 100.0%		$536,343,574

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on May 15, 2021, is $4,342,312.

(g)	Annualized 7-day yield as of period end.
(h)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended May 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the were as follows:

6

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniHoldings Investment Quality Fund (MFL)

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,255,767	15,238,240	(b)	—	18,494,007	$18,499,555	$75,894	$9,547	$1,207

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

HFA	Housing Finance Agency

IDA	Industrial Development Authority

IDB	Industrial Development Board

LRB	Lease Revenue Bonds

RB	Revenue Bonds

S/F	Single-Family

7

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniHoldings Investment Quality Fund (MFL)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$865,775,499	$—	$865,775,499
Short-Term Securities	18,499,555	—	—	18,499,555

	$18,499,555	$865,775,499	$—	$884,275,054

(a)	See above Schedule of Investments for values in each state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(91,533,859)	$—	$(91,533,859)
VRDP Shares at Liquidation Value	—	(274,600,000)	—	(274,600,000)

	$—	$(366,133,859)	$—	$(366,133,859)

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